Employee Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Postemployment Benefits [Abstract]
Maximum matching contribution by employer under defined contribution plan	4.00%
Expense recognized in connection with contributions	$ 27	$ 21	$ 13
Deferred compensation plan deferral percentage of basic salary	100.00%
Deferred compensation plan deferral percentage of bonus	100.00%